Stock-based compensation (National Acquisition-Related Equity Awards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Sep. 23, 2011
Business Combinations [Abstract]
Future compensation cost not yet recognized in the statements of income	$ 477
National [Member]
Business Combinations [Abstract]
Acquisition-related equity awards, Total estimated fair value		147
Acquisition-related equity awards, Pre-combination vested service provided by employees, included in the total consideration transferred		22
Acquisition-related equity awards, Post-combination stock-based compensation expense recognized as employees provide service over the remaining vesting periods		125
Future compensation cost not yet recognized in the statements of income	$ 68